Sensitivity analysis for Interest rates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Increase (decrease) of income before income tax
Disclosure of Sensitivity analysis for Interest rates [Line Items]
1% Increase		₩ (26,138)	₩ (25,167)
1% Decrease		26,138	25,167
Increase (decrease) of shareholder's equity
Disclosure of Sensitivity analysis for Interest rates [Line Items]
1% Increase	[1]	(26,138)	(25,167)
1% Decrease	[1]	₩ 26,138	₩ 25,167

[1]	The effect on the shareholders' equity excluding the impact of income taxes.